Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Investor Shares	71,751,932	5,238,609

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	206,047,328	3,488,381

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	62,882,278	684,788

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	24,946,636	285,389
Total Investment Companies (Cost $8,226,838)		9,697,167
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $8,735)	87,332	8,735
Total Investments (100.1%) (Cost $8,235,573)		9,705,902
Other Assets and Liabilities-Net (-0.1%)		(10,643)
Net Assets (100%)		9,695,259

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2055 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,066	NA1	NA1	—	—	106	—	8,735
Vanguard Total
Bond Market II
Index Fund	569,472	195,837	113,844	(418)	33,741	13,136	—	684,788
Vanguard Total
International Bond
Index Fund	231,600	52,722	11,871	(90)	13,028	6,396	—	285,389
Vanguard Total
International Stock
Index Fund	2,878,168	681,934	20,000	626	(52,347)	75,558	—	3,488,381
Vanguard Total
Stock Market Index
Fund	4,326,242	900,653	66,948	38	78,624	62,526	—	5,238,609
Total	8,008,548	1,831,146	212,663	156	73,046	157,722	—	9,705,902
1 Not applicable—purchases and sales are for temporary cash investment purposes.